Other non-current assets, net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Other Assets, Noncurrent	$ 3,553,101	$ 3,549,511
Finance Liability [Member]
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	$ 673,101	$ 669,511